SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Alternative Asset Allocation Fund
DWS Balanced Fund
DWS California Tax-Free Income Fund
DWS Clean Technology Fund
DWS Communications Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS Floating Rate Fund
DWS Global Thematic Fund

DWS Gold & Precious Metals Fund
DWS Health Care Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS LifeCompass 2015 Fund
DWS LifeCompass 2020 Fund
DWS LifeCompass 2030 Fund
DWS LifeCompass 2040 Fund
DWS LifeCompass Retirement Fund
DWS Lifecycle Long Range Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS New York Tax-Free Income Fund

DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities
   Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS S&P 500 Plus Fund
DWS Select Alternative Allocation Fund
DWS Strategic High Yield Tax-Free Fund
DWS Strategic Value Fund
DWS Target 2012 Fund
DWS Target 2013 Fund
DWS Target 2014 Fund
DWS Technology Fund
DWS U.S. Bond Index Fund
DWS Variable NAV Money Fund

The following disclosure is added to the “PART II: APPENDIX II-H —TAXES” section of each Fund’s Statement of Additional Information:

Cost basis reporting. A fund or, for a shareholder that purchased fund shares through a financial intermediary, the financial intermediary, is generally required to report to the Internal Revenue Service (“IRS”) and furnish to such shareholder “cost basis” and “holding period” information for fund shares the shareholder acquired on or after January 1, 2012 and redeemed on or after that date (“covered shares”). These requirements do not apply to investments through a tax-deferred arrangement or to shares of money market funds (except DWS Variable NAV Money Fund). For covered shares, the fund or the financial intermediary, as appropriate, will report the following information to the IRS and to the shareholder on Form 1099-B: (i) the adjusted basis of such shares, (ii) the gross proceeds received on the redemption, and (iii) whether any gain or loss with respect to the redeemed shares is long-term or short-term.

With respect to fund shares in accounts held directly with a fund, the fund will calculate and report cost basis using the fund’s default method of average cost, unless the shareholder instructs the fund to use a different calculation method. Please visit the DWS Investments Web site at www.dws-investments.com (the Web site does not form a part of this statement of additional information) for more information.

Shareholders who hold fund shares through a financial intermediary, should contact the financial intermediary regarding the cost basis reporting default method used by the financial intermediary and the reporting elections available.

Shareholders should contact a tax advisor regarding the application of the cost basis reporting rules to their particular situation, including whether to elect a cost basis calculation method or use the fund’s default method of average cost.

Please Retain This Supplement for Future Reference

February 1, 2012
SAISTKR-49